UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-09973

Excelsior Venture Investors III, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road Stamford, CT	06905
(Address of principal executive offices)	(Zip code)

Steven L. Suss

UST Advisors, Inc

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-352-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Members is attached herewith.

EXCELSIOR

VENTURE INVESTORS III, LLC

SEMI-ANNUAL REPORT

April 30, 2007

Excelsior Venture Investors III, LLC

Excelsior Venture Investors III, LLC

Portfolio of Investments (Unaudited) April 30, 2007

Units		Value (Note 1)	Percent of Net Assets
INVESTMENT PARTNERSHIP
187,409	Excelsior Venture Partners III, LLC (Cost $81,552,899)	$42,281,909	99.06%

Principal
MONEY MARKET INSTRUMENTS
$505,000	Federal Home Loan Bank 5.06%, 05/01/07 (Cost $505,000)	505,000	1.18%

TOTAL INVESTMENTS (Cost $82,057,899)		42,786,909	100.24%
OTHER ASSETS & LIABILITIES (NET)		(102,369)	(0.24)%

NET ASSETS		$42,684,540	100.00%

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Investors III, LLC

Statement of Assets and Liabilities

April 30, 2007 (Unaudited)

ASSETS:
Investment in Excelsior Venture Partners III, LLC (Cost $81,552,899) (Note 1)	$42,281,909
Short term investments, at value	505,000
Cash and cash equivalents	1,194
Other Assets	45

Total Assets	42,788,148

LIABILITIES:
Administration fees payable (Note 2)	33,750
Professional fees payable	41,102
Other accrued expenses payable	19,658
Board of Managers’ fees payable (Note 2)	9,000
Management fees payable (Note 2)	98

Total Liabilities	103,608

NET ASSETS	$42,684,540

NET ASSETS consist of:
Members’ capital	$64,158,960
Unrealized (depreciation) on investments	(21,474,420)

Total Net Assets	$42,684,540

Units of membership interests outstanding (no par value, 400,000 authorized)	189,809
NET ASSET VALUE PER UNIT	$224.88

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Investors III, LLC

Statement of Operations

For the six months ended April 30, 2007 (Unaudited)

NET INVESTMENT (LOSS) ALLOCATED FROM PORTFOLIO (Note 1):
Interest income	$224,403
Dividend income	16,883
Expenses	(447,582)

Net investment (loss) allocated from Portfolio	(206,296)

FUND INVESTMENT INCOME:
Interest income	3,660

Total Fund investment income	3,660

FUND EXPENSES:
Administration fees (Note 2)	54,167
Professional fees	40,553
Printing fees	13,736
Board of Managers’ fees (Note 2)	10,750
Management fees (Note 2)	98
Miscellaneous expenses	14,026

Total Fund expenses	133,330

NET INVESTMENT (LOSS)	(335,966)

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO (Note 1):
Net realized (loss) on investments	(2,608,904)
Net change in unrealized appreciation on investments	2,375,265

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO	(233,639)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(569,605)

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Investors III, LLC

Statement of Changes in Net Assets

	Six Months Ended April 30, 2007 (Unaudited)	Year Ended October 31, 2006 (Audited)
OPERATIONS:
Net investment (loss)	$(335,966)	$(627,736)
Net realized (loss) on investments	(2,608,904)	(2,865,467)
Net change in unrealized appreciation/(depreciation) on investments	2,375,265	(8,020,924)

Net (decrease) in net assets resulting from operations	(569,605)	(11,514,127)

DISTRIBUTION TO UNIT HOLDERS:
Return of Capital	(4,745,225)	—

Net (decrease) in net assets	(5,314,830)	(11,514,127)

NET ASSETS:
Beginning of period	47,999,370	59,513,497

End of period	$42,684,540	$47,999,370

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Investors III, LLC

Statement of Cash Flows

For the six months ended April 30, 2007 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net (decrease) in net assets resulting from operations	$(569,605)
Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash provided by operating activities:
Net investment loss allocated from Excelsior Venture Partners III, LLC	206,296
Net realized loss on investment allocated from Excelsior Venture Partners III, LLC	2,608,904
Net change in unrealized (appreciation) on investments allocated from Excelsior Venture Partners III, LLC	(2,375,265)
Proceeds from investment in Excelsior Venture Partners III, LLC	5,247,452
Net (increase) in short term investments	(380,000)
Increase in Board of Managers’ fees payable	5,250
Increase in management fees payable	90
Increase in administration fees payable	6,250
(Decrease) in professional fees payable	(17,710)
Increase in miscellaneous expenses payable	12,709

Net cash provided by operating activities	4,744,371

CASH FLOWS FROM FINANCING ACTIVITIES
Distribution to Unit holders:
Return of Capital	(4,745,225)

Net cash (used in) financing activities	(4,745,225)

Net (decrease) in cash	(854)
Cash and cash equivalents at beginning of period	2,048

Cash and cash equivalents at end of period	$1,194

The accompanying notes are an integral part of these Financial Statements.

Excelsior Venture Investors III, LLC

Financial Highlights — Selected Per Unit Data and Ratios

Per Unit Operating Performance:(1)
	Six Months Ended April 30, 2007 (Unaudited)(2)	Year Ended October 31, 2006(2) (Audited)	Year Ended October 31, 2005(2) (Audited)		Year Ended October 31, 2004(2) (Audited)		Year Ended October 31, 2003(2) (Audited)
NET ASSET VALUE, BEGINNING OF PERIOD	$252.88	$313.54	$389.15		$411.43		$465.95
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net Investment (Loss)	(1.77)	(3.31)	(5.34)		(8.71)		(7.83)
Net Realized and Unrealized (Loss) on Investments	(1.23)	(57.35)	(35.27)		(13.57)		(46.69)

Net (Decrease) in Net Assets resulting from Operations	(3.00)	(60.66)	(40.61)		(22.28)		(54.52)

DISTRIBUTION TO UNIT HOLDERS:	(25.00)	—	(35.00)		—		—

NET ASSET VALUE, END OF PERIOD	$224.88	$252.88	$313.54		$389.15		$411.43

TOTAL NET ASSET VALUE RETURN(3)	(1.02)%	(19.35)%	(11.43)%		(5.42)%		(11.70)%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (000’s)	$42,685	$47,999	$59,513		$78,863		$78,093
Ratios to Average Net Assets:(6),(7)
Gross Expenses	2.12%	2.61%	2.73%		2.73%		2.46%
Net Expenses	2.12%	2.61%	2.73%		2.60	%(4)	2.46%
Net Investment (Loss)	(1.23)%	(1.15)%	(1.49)%		(2.15)%		(1.81)%
Portfolio Turnover Rate	0%	0%	0	%(5)	0%		0%
(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	Implementation of new accounting provisions resulted in changes in the methodology of the calculations. See Note 1E for further discussion.
(3)	Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Fund during the period and assumes dividends and distributions, if any, were reinvested. The Fund’s units were issued in a private placement and are not traded. Therefore, market value based total investment return is not calculated.
(4)	Net of reimbursement from affiliate of $99,797 or $0.53 per share see Note 2.
(5)	Calculations excludes distribution from Excelsior Venture Partners III, LLC.
(6)	Ratios include income and expenses from the Portfolio.
(7)	Ratios are annualized for period less than one year.

The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE INVESTORS III, LLC

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2007

Note 1 — Organization and Significant Accounting Policies

Excelsior Venture Investors III, LLC (the “Fund”) is a non-diversified, closed-end management investment company which is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund commenced operations on April 6, 2001. The Fund sold 189,809 units via a public offering which closed on May 11, 2001.

The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the “Portfolio”), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company or “BDC” under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

Costs incurred in connection with the initial offering of units of the Fund during the period ended October 31, 2001 totaled $263,899. Each member’s pro rata share of these costs was deducted from their respective initial capital contribution.

The following is a summary of the Fund’s significant accounting policies. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The performance of the Fund is directly affected by the performance of the Portfolio, and the accounting policies of the Portfolio (such as valuation of investments of the Portfolio) will affect the Fund. The financial statements of the Portfolio are included at the end of this report and should be read in conjunction with the Fund’s financial statements. The operating results for the six months ended April 30, 2007 are not necessarily indicative of the results that may be expected for the entire year.

A.  Cash and Cash Equivalents:

Cash and cash equivalents consist of deposits with banks and highly liquid investments with original maturities of 90 days or less.

B.  Investment Valuation:

The valuation of the Fund’s assets is dependent on the valuation of the Portfolio’s investment securities. The Fund invests substantially all of its assets in the Portfolio, the Fund’s net asset value will reflect the fair value of its interest in the Portfolio, which, in turn reflects the underlying value of the Portfolio’s assets and liabilities. As of April 30, 2007, the value of the Fund’s investment in the Portfolio was $42,281,909 and represented an ownership of 63.48% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements, which are included at the end of this report.

The Fund values portfolio securities quarterly and at other such times as, in the Board of Managers’ (the “Board” or “Board of Managers”) view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount of 10% to 40% from the public market price may be applied. Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser (as defined below) or a committee of the Board of Managers under the supervision of the Board of Managers, pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

The value for securities for which no public market exists is difficult to determine. Generally, such investment will be valued on a “going concern” basis without giving effect to any disposition costs. There is a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost, until developments provide a sufficient basis for use of a valuation other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the “private market” or “appraisal” methods of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. The appraisal method shall be based upon factors affecting the company such as earnings, net worth, reliable private sale prices of the company’s securities, the market prices for similar securities of comparable companies, an assessment of the company’s future prospects or, if appropriate, liquidation value. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser or a committee of the Board and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the return that might ultimately be realized by the Fund from the investments.

The Fund’s interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two 2-year extensions) from the final subscription closing (May 11, 2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro-rata to its members. However, the Portfolio expects to make periodic pro-rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro-rata to the members of the Fund.

C.  Security transactions and investment income:

The Fund records its proportionate share of the Portfolio’s income, expense and net realized and unrealized gain (or loss). The net unrealized gain or (loss) on investments, which is included in the “Net Assets consist of” section in the Statement of Assets and Liabilities reflects, the Fund’s allocated share of the Portfolio’s unrealized (loss) on investments and the unrealized gain/(loss) of the Fund’s other investments. However, the total unrealized gain (loss) on the Fund’s investment in the Portfolio includes cumulative allocated net investment (loss) and net realized (loss) of ($2,705,759) and $(12,509,250), respectively, which are included in the Fund’s Members’ Capital.

Security transactions are recorded on a trade date basis. Realized gains and losses on investments are calculated on the basis of identified cost. Fund interest income, adjusted for amortization of premiums and accretion of discounts on fixed income investments, is recorded on the accrual basis. Fund dividend income is recorded on the ex-dividend date. The Fund accrues its own expenses.

D.  Income Taxes:

Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for Federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member will receive their respective allocable share of Fund items of income, gain, loss, deduction and expense.

The cost of the Fund’s investment in the Portfolio for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 by the Portfolio. As of April 30, 2007, the Fund has not received information to determine the tax cost of the Portfolio as of April 30, 2007. At December 31, 2006, the Fund’s cost basis in the Portfolio for tax purposes was $71,110,457. Based on the April 30, 2007 value of the Fund’s investment in the Portfolio, this results in an unrealized (loss) for tax purposes of $(28,828,548).

E.  Other:

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the “Guide”). The Fund adopted the provisions of the Guide as required on November 1, 2001. As a result of requirements in the Guide, the Statement of Operations reflects separately the Fund’s allocations of income, operating expenses, net realized gains or losses and change in unrealized appreciation or depreciation on investments as allocated from the Portfolio. Although the changes required by the Guide have no impact on net assets, net asset value or total net asset value return, the components of per unit operating performance and the ratios of expenses to average net assets and net investment loss to average net assets in the Financial Highlights would have been different had the requirements of the Guide not been implemented. As directed by the Guide, the Financial Highlights for the period ended October 31, 2001 have not been retroactively adjusted to conform to the Guide’s new requirements. The Fund bears all of the costs of its operations.

Note 2 — Investment Advisory Fee and Related Party Transactions

UST Advisers, Inc. (“USTA”), which has its principal offices at 225 High Ridge Road, Stamford, Connecticut 06905, is a Delaware corporation and registered investment adviser (the “Investment Adviser”). The Investment Adviser is a wholly-owned subsidiary of United States Trust Company, National Association (“USTC-NA”). USTC-NA is a wholly-owned subsidiary of U. S.

Trust Corporation (“U.S. Trust”), a registered financial holding company, which has its principal offices at 114 West 47th Street, New York, New York 10036-1532, and which is, in turn, a wholly-owned subsidiary of The Charles Schwab Corporation (“Schwab”), which has its principal offices at 120 Kearney Street, San Francisco, California 94108.

Prior to December 16, 2005, U.S. Trust Company, N.A. (“UST-NA”), on behalf of its Asset Management Division served as the investment adviser to the Fund (the “former Investment Adviser”) pursuant to an Investment Advisory Agreement (the “Agreement”). Effective December 16, 2005, USTA assumed the duties of the former Investment Adviser.

The former Investment Adviser was responsible for investing assets not invested in the Portfolio. In return for its services and expenses the Fund paid the former Investment Adviser an advisory fee equal to an annual rate equal of 0.1% of the Fund’s average quarterly net assets that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio will not be subject to an advisory fee paid by the Fund, however, the Fund will be allocated its pro-rata share of the management fee expense paid by the Portfolio via distributions from the Portfolio. Through the fifth anniversary of the Portfolio’s final subscription closing date on May 11, 2001, the Portfolio will pay the former Investment Adviser and the Investment Adviser a management fee at an annual rate equal to 2.00% of the Portfolio’s average net assets, determined as of the end of each fiscal quarter, and 1.00% of net assets thereafter. As of April 30, 2007, there were no payables to the Investment Adviser.

In addition to the management fee, the Investment Adviser is entitled to allocations and distributions equal to the Incentive Carried Interest on the Portfolio’s Direct Investments. The Incentive Carried Interest is an amount equal to 20% of the excess, if any, of the Portfolio’s cumulative realized capital gains on Direct Investments, over the sum of (a) cumulative realized capital losses on investments of any type (b) cumulative gross unrealized capital depreciation on investments of any type and (c) cumulative net expenses. Direct Investments means the Portfolio’s investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. As of, April 30, 2007, there was no Incentive Carried Interest earned by the Investment Adviser.

Prior to March 31, 2006, USTA was a wholly owned subsidiary of UST-NA and UST-NA and U.S. Trust NY were wholly-owned subsidiaries of U.S. Trust. Effective March 31, 2006, U.S. Trust NY converted into a national bank named USTC-NA and UST-NA merged into USTC-NA. USTC-NA is the surviving entity and remains a wholly owned subsidiary of U.S. Trust.

Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retain PFPC Inc. (“PFPC”), an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., as administrator, accounting and investor servicing agent. In addition, PFPC Trust Company serves as the Fund’s custodian, and PFPC serves as transfer agent. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $10,000 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. The Portfolio pays PFPC a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays PFPC annual fees of approximately $36,667 for taxation services and (iii) will reimburse PFPC for out-of-pocket expenses. In order to avoid having Members duplicative expenses, assets of the Fund which are invested in the Portfolio are excluded from the Fund’s asset based fee.

Charles Schwab & Co., Inc. (the “Distributor”), the principal subsidiary of Schwab, served as the Fund’s distributor for the offering of units. The former Investment Adviser paid the Distributor from its own assets an amount equal to 0.02% of the total of all subscriptions received in the offering. The Investment Adviser or an affiliate will pay the Distributor an on-going fee for the sale of units and the provision of ongoing investor services in an amount equal to the annual rate of 0.45% of the average quarterly net asset value of all outstanding units held by investors introduced to the Fund by the Distributor through the fifth anniversary of the final subscription closing date and at the annual rate of 0.22% thereafter, subject to elimination upon all such fees exceeding 6.5% of the gross proceeds received by the Fund from its offering.

Each member of the Board of Managers receives a $750 annual retainer and $500 per quarterly meeting and is reimbursed for expenses incurred for attending meetings. For each audit committee meeting attended Board members will receive $500. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any compensation from the Fund. The Board of Managers of the Fund consists of the same persons as the Board of Managers of the Portfolio.

On November 23, 2004, the Fund engaged Deloitte & Touche, LLP (“D&T”) as the Fund’s independent registered public accounting firm for the fiscal year ended October 31, 2004, replacing Ernst & Young LLP (“E&Y”), the Fund’s prior independent registered public accounting firm. E&Y was terminated by the Fund on October 28, 2004 as a result of concerns regarding its independence at the time of issuance of its report on the Fund’s October 31, 2003 financial statements. These concerns are the result of certain real estate consulting services performed by E&Y on a contingent fee basis for Charles Schwab & Co., Inc., an affiliate of the Fund’s Investment Adviser.

On December 16, 2004, Schwab entered into an agreement with the Fund and other funds managed by the Investment Adviser whereby Schwab will fund a reserve account to be held by the Investment Adviser or its affiliate. This reserve account was established so that the Fund and other funds managed by the Investment Adviser will be able to draw upon it to pay in full all costs incurred related to the termination of E&Y. This agreement was executed in order to ensure that these costs related to the termination of E&Y are not borne by the Fund, the other funds managed by the Investment Adviser or their respective shareholders. Schwab is an affiliate of the Fund’s Investment Adviser. In consideration of the funding of the reserve account, the Fund and the other funds managed by the Investment Adviser subrogated all of their claims, causes of action and rights against E&Y for payment of these expenses to Schwab.

On November 20, 2006, Schwab announced an agreement to sell U.S. Trust to The Bank of America Corporation (the “Sale”). The Sale of U.S. Trust includes all of U.S. Trust’s subsidiaries, including the Fund’s Investment Adviser. The Sale is subject to Federal Reserve Board and other regulatory approvals.

The Investment Adviser will continue to serve as the investment adviser to the Fund after the Sale. However, due to the change in ownership of USTA, the Sale may have the effect of terminating the existing investment advisory agreement between the Fund and UST USTA. Accordingly, it is anticipated that USTA will enter into a new investment advisory agreement with the Fund upon consummation of the Sale (the “New Advisory Agreement”). The Board approved the New Advisory Agreement at its special meeting held on January 11, 2007. The proposed New Advisory Agreement was submitted to the members of the Fund for approval and a proxy statement providing further details with respect to the Sale and the proposed New Advisory Agreement was mailed to the members of the Fund on or about February 8, 2007. At a special meeting held on March 15, 2007, the members of the Fund approved the New Advisory Agreement and reelected the current members of the Board.

Note 3 — Investments in Excelsior Venture Partners III, LLC

At April 30, 2007, the Fund’s investment in the Portfolio consists of several investments. The following issuers represented 5% or more of the total net assets of the Fund:

Portfolio Investments	Fair Value	Percentage of Fund’s Net Assets
Federal Home Loan Bank Discount Note	$6,450,956	15.11%
LogicLibrary, Inc.	$3,323,365	7.79%
Opvista, Inc.	$5,419,118	12.70%
Ethertronics Inc.	$5,838,215	13.68%
Nano Opto Corporation	$2,209,357	5.18%

Total	$23,241,011	54.46%

Note 4 — Pending Litigation

The former Investment Adviser, certain of its affiliates and others were named in four fund shareholder class action lawsuits and two derivative actions which allege that the former Investment Adviser, certain of its affiliates and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by the former Investment Adviser. Each seeks unspecified monetary damages and related equitable relief.

The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiffs’ claims in both the class action and derivative lawsuits. Several affiliates of the former Investment Adviser and individual defendants have also been dismissed. Plaintiffs’ claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and under Section 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed.

While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information and consultation with counsel, U. S. Trust believes that the likelihood is remote that the pending litigation will materially affect the Investment Adviser’s ability to provide investment management services to the Fund. Neither the Investment Adviser nor the Fund is a party to the lawsuits described above.

Note 5 — Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Note 6 — New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is in the process of evaluating the effects of the adoption of FIN 48 on the financial statements.

FASB issued Statement No. 157 in September 2006, Fair Value Measurements, which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Company is reviewing the statement and its impact on the financial statements.

FASB issued Statement No. 159 in February 2007, the Fair Value Option for Financial Assets and Financial Liabilities, which is effective for Financial Statements issued for fiscal year beginning after November 15, 2007. SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value, with changes in fair value recognized in earnings. The Partnership intends to early adopt SFAS 159 as of January 1, 2007. The Company is reviewing the statement and its impact on the financial statements.

Supplemental Information of the Fund (Unaudited)

Fund Management

Effective April 17, 2007, Mr. Steven L. Suss replaced Mr. Robert F. Aufenanger as Chief Financial Officer and Treasurer of the Fund. Mr. Suss has over 20 years of accounting and tax industry experience primarily in the financial securities industry. Mr. Suss was Chief Financial Officer/Chief Compliance Officer of Heirloom Capital Management, L.P., an original partner of a Securities and Exchange Commission registered investment adviser dedicated to achieving high absolute returns by investing in small to medium capitalized consumer, healthcare and technology companies (May 2002 to September 2006). Previously, he was Vice President and Chief Financial Officer of Westway Capital, LLC, an original member of an organization dedicated to achieving high performance returns by investing in technology and technology-related companies (September 1997 to January 2002). Mr. Suss holds a Bachelor of Business Administration from the University of Texas at Austin and is a certified public accountant.

Effective April 17, 2007, Ms. Marina Belaya replaced Mr. Robert F. Aufenanger as Secretary of the Fund. Ms. Belaya is Vice President and Senior Attorney for U.S. Trust. Prior to joining U.S. Trust, Ms. Belaya was Vice President and Corporate Counsel at Prudential Financial (April 2005 to January 2006) and associate at Schulte Roth & Zabel LLP (September 2002 to March 2005).

Supplemental Proxy Information

A special meeting of members of the Registrant was held on March 15, 2007 at the offices of the Registrant, 225 High Ridge Road, Stamford, Connecticut 06905. The meeting was held for the following purposes: (1) to approve the election of four members of the Board of Managers of the Registrant, Mr. Hover, Mr. Bernstein, Mr. Murphy and Mr. Imbimbo and (2) to approve the New Advisory Agreement for the Registrant with the Investment Adviser, to become effective upon completion of the sale of U.S. Trust Corporation to The Bank of America Corporation. The results of the proxy solicitation on the above matters were as follows:

Proposal 1: Election of Directors
	For	Withheld
Gene M. Bernstein	127,052	856
John C. Hover II	127,202	706
Stephen V. Murphy	127,502	406
Victor F. Imbimbo, Jr.	127,502	406

Proposal 2: Approval of the New Advisory Agreement
For	Against	Abstain
127,498	306	104

Change in Independent Registered Public Accounting Firm

On December 11, 2006, D&T informed the Fund that D&T is not independent of The Bank of America Corporation (“Bank of America”), and that, effective upon the closing date of the sale of U.S. Trust Corporation, a wholly-owned subsidiary of The Charles Schwab Corporation, to Bank of America, D&T will no longer be able to serve as the Fund’s Independent Registered Public Accounting Firm and provide any attest services to the Fund.

On January 29, 2007, the Board of Managers of the Fund received a letter of resignation from D&T indicating that D&T will no longer serve as the Fund’s Independent Registered Public Accounting Firm. The audit reports of D&T on the Fund’s financial statements as of and for the fiscal years ended October 31, 2006 and 2005 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended October 31, 2006 and 2005 through the date hereof, there were no disagreements between the Fund and D&T concerning any matter accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreements in connection with its reports; and there were no reportable events as defined in Item 301(a)(1)(iv) of Regulation S-K.

On January 29, 2007, the Fund engaged PricewaterhouseCoopers (“PWC”) as the Fund’s Independent Registered Public Accounting Firm for the fiscal year ending October 31, 2007, replacing the Fund’s prior Independent Registered Public Accounting Firm. This action was taken pursuant to resolutions of the Board of Managers of the Fund, including the Managers who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, acting on the recommendation of its Audit Committee. The Fund did not consult with PWC during its fiscal years ended October 31, 2006 and 2005 on the application of accounting principles to a specified transaction, the type of opinion that might be rendered on the Fund’s financial statements, any accounting, auditing or financial reporting issue, or any item that was either the subject of a disagreement or a reportable event as defined in Item 304 of Regulation S-K.

Approval of Investment Advisory Agreement

The New Advisory Agreement, to become effective upon, and subject to, consummation of the Sale (as described above), was unanimously approved by the Board and by the Disinterested Managers at a meeting held on January 11, 2007.

In making its determination to approve the New Advisory Agreement and to recommend its approval by members, the Board considered all information it deemed reasonably necessary to evaluate the terms of the New Advisory Agreement and the ability of the Investment Adviser to continue after the Sale to provide services to the Fund of the same scope and quality as are now provided. The Disinterested Managers reviewed materials furnished by the Investment Adviser, including information regarding the Investment

Adviser, its affiliates and personnel, operations and financial condition, and information regarding Bank of America. At the meeting, the Board also met with representatives of the Investment Adviser and with representatives of Bank of America and discussed various matters relating to: the operations of the Fund and the Investment Adviser; the commitment of Bank of America to support the Investment Adviser’s business and operations; and Bank America’s plans with respect to the management and offering of alternative investment products, including the Fund. Representatives of Bank of America assured the Board that Bank of America does not anticipate that there will be any reduction or other significant adverse change in the scope, nature or quality of the investment advisory or other services provided to the Fund by the Investment Adviser under the New Advisory Agreement. These representatives noted that a plan would be put into place designed to provide for the continuity of the investment advisory services under the New Advisory Agreement. They stated that no departures of personnel of the Investment Adviser material to the Fund’s operations are anticipated and that Bank of America’s intention is to utilize the strengths and personnel of both organizations to develop a cohesive team. The Board was also advised that the Investment Adviser will continue to provide investment advice with no material changes in operating conditions and, in particular, that the Sale will not adversely affect the ability of the Investment Adviser to fulfill its obligations to the Fund. The representatives of Bank of America also noted that the Sale is being viewed by Bank of America as an opportunity to enhance Bank of America’s offering of alternative investment funds. Additionally, the Board was assured that Schwab and Bank of America intend to comply with the “safe harbor” provisions afforded by Section 15(f) of the Investment Company Act. The Board also received representations from Bank of America that under the Purchase Agreement, the Bank of America would agree to use its reasonable best efforts to ensure that it complies with the requirements of Section 15(f) of the Investment Company Act. In this regard, the Board reviewed the requirements of Section 15(f) with its counsel. Section 15(f) provides a safe harbor for an investment adviser or its affiliates to receive benefit or compensation in connection with a change of control of the investment adviser (such as Bank of America’s acquisition of U.S. Trust) if two conditions are satisfied. First, for three years after the change of control, at least 75% of the members of a board of any registered investment company with an investment adviser subject to such a change of control must consist of persons who are not “interested persons,” as defined in the Investment Company Act, of the predecessor or successor investment adviser. Second, that no “unfair burden” may be imposed on any such registered investment company as a result of the change of control transaction or any express or implied terms, conditions or understandings applicable to the transaction. The Board was advised by its counsel that “unfair burden” means any arrangement, during the two years after the transaction, by which the investment adviser or any “interested person” of the adviser receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any other person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company other than bona fide compensation as principal underwriter of such investment company. The Board considered that the Fund is in compliance with the 75% board composition requirement of Section 15(f). Bank of America has agreed with Schwab to use reasonable best efforts, to the extent within its control or that of its affiliates, to comply with Section 15(f) of the Investment Company Act. Specifically, Bank of America has agreed with Schwab to use reasonable best efforts to assure that (1) no more than 25% of the Board of the Fund are “interested persons” of Bank of America or USTA for a period of not less than three years after the closing of the

Sale and (2) for a period of not less than two years after the closing of the Sale not to impose an “unfair burden” (within the meaning of Section 15(f) of the Investment Company Act) on the Fund as a result of the transactions contemplated by the Sale. The Board reviewed and considered the Investment Adviser’s profitability derived from its relationship with the Fund. Specifically, the Board reviewed and considered a profit contribution analysis of the Investment Adviser showing its fees, income, and expenses in connection with the Fund and the methodology used in the analysis. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act and the New Advisory Agreement.

A detailed discussion ensued regarding the advisory fee and the effective investment advisory fee rate paid by the Fund and the appropriateness of such advisory fees. The Board reviewed and considered any economies of scale realized by the Fund and how the current advisory fee for the Fund reflects the economies of scale for the benefit of the members of the Fund, noting that as a closed-end fund at or nearing the end of its investment period and distributing its assets economies of scale was not a significant factor for the Fund.

The Board also reviewed and considered the fees or other payments received by the Investment Adviser. Specifically, the Board reviewed and considered comparison of fees charged by investment advisers to fund peers of the Fund, noting that the Investment Adviser’s fees were at the lower end of a narrow range. The Board also considered and reviewed information regarding brokerage, observing that the Fund infrequently engages in transactions in the public securities markets.

The Board reviewed and considered the qualifications of the current and anticipated portfolio managers to manage the portfolios of the Fund, including their history managing private equity investments and the background and expertise of the key personnel and amount of time they would be able to devote to the Fund’s affairs. The Board concluded that, in light of the particular requirements of the Fund and the relatively late stage of its investment programs, that it was satisfied with the professional qualifications and overall commitment to the Fund of the portfolio management team.

There was a lengthy discussion concerning the nature, extent and quality of services rendered to the Fund by the Investment Adviser and the investment performance of the Fund based on the data provided which included comparisons with the public markets as evidenced by NASDAQ data, venture economics data, and, data concerning performance relative to other venture and private equity funds with generally similar objectives and management policies that had commenced investment operations at about the same time and for which detailed information was available. It was noted that the performance information available was considered less reliable since the Fund, along with its peer group, has not yet experienced significant realizations. The Board determined that in light of the data taken as a whole and the nature and stages of the Fund’s investment programs, the investment performance was reasonable and acceptable. The Board discussed the Investment Adviser’s profitability, and it was noted that the profitability percentage was within ranges generally determined to be reasonable, given the services rendered and the Fund’s performance and services provided. The Board concluded that the Fund’s fees paid to the Investment Adviser were reasonable in light of comparative performance and advisory fee information, costs of the services provided and profits to be realized and benefits derived by the Investment Adviser from the relationship with the Fund.

In addition the Board considered that Bank of America has agreed with Schwab to use reasonable best efforts, to the extent within its control or that of its affiliates to comply with Section 15(f) of the Investment Company Act. On the basis of the information made available to them, the Disinterested Managers have concluded that USTA is well qualified to serve as the Fund’s investment adviser. The Board, including all the Disinterested Managers, recommends approval by the members of the New Advisory Agreement. Bank of America has advised the Board that it expects that there will be no material adverse impact on the daily operations of the Fund or reduction in the scope and quality of advisory services provided to the Fund by the Investment Adviser as a result of being affiliated with Bank of America. Based on the information furnished to it, the Board is not aware of any financial condition of USTA which is reasonably likely to impair its ability to perform its commitments under the New Advisory Agreement. Accordingly, the Board believes the Fund should receive investment advisory services under the New Advisory Agreement at least equal to those it currently receives under the current management agreement, at the same fee levels.

Item 2.	Code of Ethics.

Not applicable for semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to members filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of managers since the Registrant last submitted a response to this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as Exhibit 99.906. CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Excelsior Venture Investors III, LLC

By (Signature and Title)*	/s/ David R. Bailin
David R. Bailin, Co-Principal Executive Officer

Date	July 3, 2007

By (Signature and Title)*	/s/ Raghav V. Nandagopal
Raghav V. Nandagopal, Co-Principal Executive Officer

Date	July 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Bailin
David R. Bailin, Co-Principal Executive Officer

Date	July 3, 2007

By (Signature and Title)*	/s/ Raghav V. Nandagopal
Raghav V. Nandagopal, Co-Principal Executive Officer

Date	July 5, 2007

By (Signature and Title)*	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date	July 5, 2007

*	Print the name and title of each signing officer under his or her signature.